Long-term debt - Schedule of Maturities on Senior Financing (Details) - Term loan facility (note 12) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Remainder of 2025	$ 1,953
2026	2,929
Long-term debt	$ 4,882